Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RETALIX LTD
Entity Central Index Key	0001064060
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,485,946

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 38,644	$ 77,066
Short-term deposits	96,000	55,000
Marketable securities	9	2,012
Accounts receivable
Trade	56,721	55,536
Other	5,234	2,723
Prepaid expenses	4,295	4,436
Inventories	1,407	1,016
Deferred income taxes	4,374	4,572
Total current assets	206,684	202,361
NON-CURRENT ASSETS
Long-term receivables	830	1,099
Long term prepaid expenses	1,749	879
Long term investments	1,029	494
Amounts funded in respect of employee rights upon retirement	10,329	12,855
Deferred income taxes	11,385	9,737
Other	200	298
Total non - current assets	25,522	25,362
PROPERTY, PLANT AND EQUIPMENT, net	17,586	15,070
GOODWILL	64,980	50,803
OTHER INTANGIBLE ASSETS, net of accumulated amortization
Customer relationship	13,690	9,748
Other	3,618	1,348
Total intangible assets, net (excluding goodwill)	17,308	11,096
Total assets	332,080	304,692
Liabilities and equity
Current maturities of long-term bank loans		267
Accounts payable and accruals:
Trade	6,855	6,511
Employees and employee institutions	10,913	8,512
Accrued expenses	14,322	11,175
Other	4,823	2,145
Deferred revenues	19,071	21,366
Total current liabilities	55,984	49,976
LONG-TERM LIABILITIES
Long-term deferred revenues	3,942	2,055
Employee rights upon retirement	14,220	16,392
Deferred income tax liability	270	271
Other tax payables	3,493	476
Total long-term liabilities	21,925	19,194
Total liabilities	77,909	69,170
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
EQUITY
Share capital - Ordinary shares of NIS 1.00 par value (authorized: December 31, 2011 and December 31, 2010 - 50,000,000 shares; issued and outstanding: December 31, 2011 - 24,485,946 shares and December 31, 2010 - 24,160,075 shares, respectively)	6,464	6,375
Additional paid in capital	217,715	212,429
Retained earnings	24,852	11,162
Accumulated other comprehensive income	273	1,110
Total Retalix shareholders' equity	249,304	231,076
Non-controlling interest	4,867	4,446
Total equity	254,171	235,522
Total liabilities and equity	$ 332,080	$ 304,692

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	1	1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	24,485,946	24,160,075
Ordinary shares, shares outstanding	24,485,946	24,160,075

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Product sales	$ 50,933	$ 58,000	$ 58,145
Services	185,107	149,374	134,248
Total revenues	236,040	207,374	192,393
COST OF REVENUES:
Cost of product sales	31,997	34,974	39,560
Cost of services	106,725	88,526	74,564
Total cost of revenues	138,722	123,500	114,124
GROSS PROFIT	97,318	83,874	78,269
OPERATING EXPENSES:
Research and development - net	32,026	29,657	28,991
Selling and marketing	26,221	17,338	18,776
General and administrative	26,639	24,635	21,007
Other income - net	(761)	(181)	(154)
Indirect private placement costs			1,823
Total operating expenses	84,125	71,449	70,443
INCOME FROM OPERATIONS	13,193	12,425	7,826
FINANCIAL INCOME, net	1,828	3,509	1,757
INCOME BEFORE TAXES ON INCOME	15,021	15,934	9,583
TAX EXPENSES	(495)	(4,667)	(3,494)
INCOME AFTER TAXES ON INCOME	14,526	11,267	6,089
SHARE IN INCOME OF AN ASSOCIATED COMPANY	38	25	17
NET INCOME	14,564	11,292	6,106
NET INCOME ATTRIBUTABLE TO NON - CONTROLLING INTERESTS	(874)	(505)	(310)
NET INCOME ATTRIBUTABLE TO RETALIX LTD.	$ 13,690	$ 10,787	$ 5,796
EARNINGS PER SHARE ATTRIBUTABLE TO RETALIX LTD. - in U.S. $:
Basic	$ 0.56	$ 0.45	$ 0.28
Diluted	$ 0.55	$ 0.44	$ 0.28
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - in thousands:
Basic	24,230	24,102	20,824
Diluted	24,717	24,515	21,020

Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Retalix Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 5,380	$ 175,435	$ (5,421)	$ 328	$ 175,722	$ 3,327	$ 179,049
Balance, shares at Dec. 31, 2008	20,389,000
CHANGES DURING
Net income (loss)			5,796		5,796	310	6,106
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				314	314	49	363
Comprehensive income					6,110	359	6,469
Stock based compensation expenses		2,624			2,624		2,624
Issuance of share capital and warrants	953	30,515			31,468		31,468
Issuance of share capital and warrants, shares	3,613,000
Issuance of share capital to employees and non-employee resulting from exercise of options	20				20		20
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	81,000
Balance at Dec. 31, 2009	6,353	208,574	375	642	215,944	3,686	219,630
Balance, shares at Dec. 31, 2009	24,083,000
CHANGES DURING
Net income (loss)			10,787		10,787	505	11,292
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				(1)	(1)	255	254
Unrealized gains/ loss on derivative instruments, net of tax				469	469		469
Comprehensive income					11,255	760	12,015
Stock based compensation expenses		3,855			3,855		3,855
Issuance of share capital to employees and non-employee resulting from exercise of options	22				22		22
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	77,000
Balance at Dec. 31, 2010	6,375	212,429	11,162	1,110	231,076	4,446	235,522
Balance, shares at Dec. 31, 2010	24,160,000						24,160,075
CHANGES DURING
Net income (loss)			13,690		13,690	874	14,564
Differences from translation of non dollar currency financial statements of a subsidiary and associated company				(473)	(473)	(453)	(926)
Unrealized gains on investments				530	530		530
Unrealized gains/ loss on derivative instruments, net of tax				(894)	(894)		(894)
Comprehensive income					12,853	421	13,274
Stock based compensation expenses		2,326			2,326		2,326
Issuance of share capital to employees and non-employee resulting from exercise of options	89	2,960			3,049		3,049
Issuance of share capital to employees and non-employee resulting from exercise of options, shares	326,000
Balance at Dec. 31, 2011	$ 6,464	$ 217,715	$ 24,852	$ 273	$ 249,304	$ 4,867	$ 254,171
Balance, shares at Dec. 31, 2011	24,486,000						24,485,946

Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Statements Of Changes In Equity [Abstract]
Issuance of share capital and warrants, issuance costs	$ 1,414

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,564	$ 11,292	$ 6,106
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,212	5,989	6,475
Losses from sale of property, plant and equipment		21	44
Share in income of an associated company	(38)	(25)	(17)
Stock based compensation expenses	2,326	3,855	2,624
Changes in accrued liability for employee rights upon retirement	(1,328)	2,243	311
Losses (gains) on amounts funded in respect of employee rights upon retirement	871	(1,365)	(1,023)
Deferred income taxes - net	(1,498)	2,854	3,209
Net decrease (increase) in marketable securities	20	(99)	162
Other	123	172	13
Changes in operating assets and liabilities:
Trade (including the non-current portion)	218	(598)	17,339
Other (including long term other tax receivable)	(4,152)	6,781	2,190
Increase (decrease) in accounts payable and accruals:
Trade	98	(530)	(1,653)
Employees, employee institutions and other	789	(979)	4,102
Decrease (increase) in inventories	(390)	472	(456)
Increase (decrease) in long-term institutions	3,017		(636)
Increase (decrease) in deferred revenues	(720)	3,638	625
Net cash provided by operating activities - forward	20,112	33,721	39,415
CASH FLOWS FROM INVESTING ACTIVITIES:
Maturity of marketable debt securities held to maturity		180	490
Sales of marketable trading securities			2,535
Proceeds from (investment in) available-for-sale marketable securities	1,978	(1,679)
Investment in short term deposits	(41,000)	(55,000)
Business purchased net of cash acquired	(16,930)
Proceeds from (investment in) subsidiaries and associated company	130		(22)
Purchase of property, plant, equipment and other assets	(5,273)	(2,566)	(2,985)
Proceeds from sale of property, plant and equipment			120
Amounts funded in respect of employee rights upon retirement, net	444	(855)	(913)
Changes in restricted deposits		(179)	(184)
Long-term loans collected from employees			14
Net cash used in investing activities	(60,651)	(60,099)	(945)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loans	(273)	(242)	(249)
Issuance of share capital and warrants to shareholders			31,468
Issuance of share capital to employees and non-employees resulting from exercise of options	3,049	22	20
Short-term loan - net		(170)	170
Net cash provided by (used in) financing activities	2,776	(390)	31,409
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(659)	159	250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(38,422)	(26,609)	70,129
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,066	103,675	33,546
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	38,644	77,066	103,675
Acquisition of subsidiaries consolidated for the first time:
Working capital (excluding cash and cash equivalents)	1,501
Fixed assets	(552)
Long-term liabilities	412
Goodwill arising on acquisition and intangible assets	(22,615)
Assets (liabilities), acquired	(21,254)
Less: Earn-out payment	4,324
Net cash paid	(16,930)
Supplementary disclosure of cash flow information -
Interest paid	33	194	240
Income tax paid	1,146	2,308	3,215
Income tax returned	$ 528	$ 8,600	$ 4,399

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

1)	Nature of operations:

a)
Retalix Ltd. (the "Company"), an Israeli corporation whose shares are listed on the Nasdaq Global Select Market (under the symbol "RTLX") and on the Tel-Aviv Stock Exchange ("TASE"), separately and together with its subsidiaries and an associated company (the "Group"), develops, manufactures and markets integrated enterprise-wide, open software solutions for the sales operations and supply chain management operations of food and fuel retailers, including supermarkets, convenience stores and fuel stations as well as suppliers and manufacturers in the food industry.

b)	As to the Group's geographical revenues and principal customers, see note 14.

c)	Subsidiary - over which the Company has control and over 50% of the ownership.

d)	Associated company - an investee company (which is not a subsidiary), over which financial and operational policy the Company exerted significant influence until it was sold during 2011.

2)	Accounting principles and use of estimates in the preparation of financial statements:

The financial statements have been prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America ("U.S. GAAP").

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the dates of the financial statements as well as the reported amounts of revenues and expenses during the reporting years. Actual amounts could differ from those estimates.

Accounting principle and estimates used in the preparation of these financial statements were applied on a consistent manner. The Company adopts new accounting standards as they become applicable. See note 1w.

3)	Functional currency:

The currency of the primary economic environment in which the operations of the Company and most of its subsidiaries are conducted is the U.S. dollar ("dollar"; "$"). Most of the Group's revenues and also most of the Group's expenses incur in dollars. The Group's financing is mostly in dollars. Thus, the functional currency of the Group is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income, the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, changes in inventories, etc.) - historical exchange rates.

Currency transaction gains or losses are carried to financial income or expenses, as appropriate. The functional currency of a few Israeli subsidiaries and one foreign subsidiary is their local currency ("New Israeli Shekel" ("NIS") and Euro, respectively). The financial statements of such subsidiaries are included in the consolidation based on translation into dollars in accordance with FASB Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC 830"):

Assets and liabilities are translated at year end exchange rates, while operating results items are translated at average exchange rates during the year. Differences resulting from translation are presented in equity under accumulated other comprehensive income.

The financial statements of the associated company are included in the financial statements of the Company in accordance with the equity method, based on translation into dollars in accordance with ASC 830.  The resulting translation adjustments are presented under equity- accumulated other comprehensive income.

b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and its majority owned and controlled subsidiaries.

2)	Intercompany balances and transactions have been eliminated in consolidation.

3)	As for goodwill and other intangible assets arising on business combinations, see note 1h below.

4)	Non-controlling interests are included in equity.

c.	Cash equivalents and short term deposits

The Group considers all highly liquid investments, which include short-term bank deposits with an original maturity date of three months or less, that are not restricted as to withdrawal or use, to be cash equivalents.

The Group considers highly liquid investments as short-term bank deposits with an original maturity date of more than three months and up to one year to be classified as short term deposits. The Company has short term deposits with a market interest yield.

d.	Marketable securities and long term investments

Marketable securities consist of debt securities classified as held to maturity and available for sale. The Company accounts for investments in marketable securities classified as held to maturity, trading and available for sale in accordance with FASB ASC No. 320, "Investments – Debt and Equity Securities".

Investments in certain marketable bonds are classified as held to maturity because the Company has the intent and ability to hold such bonds to maturity and are stated at amortized cost with the addition of computed interest accrued to balance sheet date (such interest represents the computed yield on cost from acquisition to maturity). Interest and amortization of premium discount for debt securities are carried to financial income or expenses.

Investments in bonds and marketable securities that are classified as "available for sale" are stated at market value. The changes in market value of these securities are carried to other comprehensive income and upon its exercise into financial income or expense.

Investments in other bonds and marketable securities that are classified as "trading securities" are stated at market value. The changes in market value of these securities are carried to financial income or expenses.

Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee based on the credit rating, and our intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. In April 2009, the FASB amended the existing guidance on determining whether an impairment for investments in debt securities is other-than temporary. Effective in the second quarter of 2009, if an other-than-temporary impairment exists for debt securities, we separate the other-than-temporary impairment into the portion of the loss related to credit factors, or the credit loss portion, and the portion of the loss that is not related to credit factors, or the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Companies best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount on the other-than-temporary impairment. The credit loss portion is recorded as a charge to earnings, and the non-credit-loss portion is recorded as a separate component of other comprehensive income.

e.	Investment in an associated company

This investment was accounted for by the equity method and included among other non-current assets. During 2011 the Company sold its holding in the associated company.

f.	Inventories

Inventories include hardware products that are included in finished goods and are valued at the lower of cost or market. Cost is determined on a moving average basis.

g.	Property, plant and equipment:

1)	These assets are stated at cost; assets of acquired subsidiaries are included at their fair value at date of acquisition of these subsidiaries.

2)	The assets are depreciated by the straight-line method, on the basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	15-33
Vehicles	15
Office furniture and equipment	6-25 (mainly 6)
Buildings	4
Land lease rights	3

Leasehold improvements are amortized by the straight line method over the term of the lease, which is shorter than the estimated useful life of the improvements. Land lease rights are amortized by the straight line method over the term of the lease.

h.	Goodwill and other intangible assets

Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for as purchases. The goodwill is not amortized to earnings, but instead is subject to periodic testing for impairment at least annually in our fourth quarter or between annual tests if certain events or indicators of impairment occur. See note 4a.

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Significant estimates used in the fair value methodologies include estimates of future cash flows, future short-term and long-term growth rates, weighted average cost of capital and estimates of market multiples of the reportable unit.

Other intangible assets are amortized over a period of one to twenty years, except acquired trademark that is tested for impairment annually (see note 4b).

i.	Impairment in value of long-lived assets

Long lived assets held and used by the Company are reviewed for impairment in accordance with ASC No. 360-10 "Impairment and Disposal of Long Lived Assets" whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of property and equipment is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

j.	Contingent consideration

The aggregate consideration for certain of the Company's acquisitions increases when certain future internal performance goals are later satisfied. Such additional consideration will be paid in cash and are reserved for that purpose.

Contingent consideration arrangements of an acquiree assumed by the acquirer in a business combination are recognized initially at fair value. Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent consideration are recognized in the Statement of income. As of December 31, 2011 we have contractual contingent consideration terms in the fair value amount of $4,324,000 related to a recent acquisitions performed by the company during 2011.

k.	Income taxes:

1)
Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided when it is more likely than not that all or a portion of the deferred income tax assets will not be realized. See note 10g for additional information regarding the composition of the deferred taxes.

The Company asses its valuation allowance considering different indicators including profitability of the different entities around the world, the ability to utilized the deferred tax over the years assets, effectiveness of carry forward net operating losses limitations in different jurisdictions etc.

2)
Upon the distribution of dividends from the tax-exempt income of "Approved Enterprises" or "Privileged Enterprises" (see also notes 9c2 and 10g5), the amount distributed will be subject to tax at the rate that would have been applicable had the Company not been exempted from payment thereof. The Company intends to permanently reinvest the amounts of tax exempt income and it does not intend to cause distribution of such dividends. Therefore, no deferred income taxes have been provided in respect of such tax-exempt income.

3)
The Group may incur an additional tax liability in the event of an inter-company dividend distribution from foreign subsidiaries; no additional deferred income taxes have been provided, since it is the Group's policy not to distribute, in the foreseeable future, dividends which would result in additional tax liability.

4)
Taxes which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company's intent and ability to hold these investments, not to realize them.

5)
The Company records accruals for uncertain tax positions. Those accruals are recorded to the extent that the Company concludes that a tax position is not sustainable under a "more-likely-than-not" standard. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions as part of its income taxes.

l.	Revenue recognition

The Group derives its revenues from the licensing of integrated software products, and to some extent from the sale of complementary computer and other hardware equipment, all of which it classifies as revenues from product sales. The Group also derives revenues from maintenance and other professional services which are principally software changes and enhancements requested by customers as well as various system integration services, on-line application, information and messaging services, mostly associated with products sold by the Group and which it classifies as revenues from services.

Revenues from sales of software license agreements are recognized when all of the criteria in ASC No. 985-605, "Software Revenue Recognition", are met. Revenues from products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, no further obligations exist and collectability is probable.

Revenues from software licenses that require significant customization, integration and installation are recognized on a percentage of completion basis. Percentage of completion is determined based on the "Input Method" when collectability is probable. Provisions for estimated losses on uncompleted contracts are recognized in the period in which the likelihood of the losses is identified. As of December 31, 2011, no such estimated losses were identified.

Where software license arrangements involve multiple elements (mostly software licenses, maintenance and other professional services), the arrangement consideration is allocated using the residual method. Under the residual method, revenue is recognized for the delivered elements when (1) Vendor Specific Objective Evidence ("VSOE") of the fair values of all the undelivered elements exists, and (2) all revenue recognition criteria are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. The Company's VSOE of fair value for maintenance is based on a consistent statistical renewal percentage derived from the majority of maintenance renewals. Revenues from maintenance services are recognized ratably over the contractual period or as services are performed.

Revenues from professional services that are not bundled or linked to a software sale are recognized as services are performed.

Hardware sales are recognized on a gross or net price basis, based on their different characteristics in accordance with ASC 605-45, "Principal Agent Considerations".

Starting January 1, 2011, the Company adopted Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) – Multiple-Deliverable Revenue Arrangements ("ASU 2009-13") &  Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14")..

For all software revenue arrangements containing software that is "more than incidental" to the product as a whole that were entered into prior to January 1, 2011 and that have not been subsequently materially modified, as well as multiple element software arrangements without hardware, the Company allocates revenue to the delivered elements of the arrangement using the residual method, whereby revenue is allocated to the undelivered elements based on VSOE of fair value of the undelivered elements with the remaining arrangement fee allocated to the delivered elements and recognized as revenue assuming all other revenue recognition criteria are met. If the Company is unable to establish VSOE of fair value for the undelivered elements of the arrangement, revenue recognition is deferred for the entire arrangement until all elements of the arrangement are delivered. However, if the only undelivered element is Post Contract Support ("PCS"), the Company recognizes the arrangement fee ratably over the PCS period or over the product's estimated economic life, as applicable.

In cases where the products are sold to smaller retailers, through resellers, revenues are recognized as the products are supplied to the resellers. In specific cases where resellers have a right of return or the Company is required to repurchase the products or in case the Company guarantees the resale value of the products, revenues are recognized as the products are delivered by the resellers.

Revenues from on-line application, information and messaging services, are recognized as rendered.

Deferred revenue includes transactions for which payment was received from customers and revenue which has not yet been recognized as well as obligations related to the provision of maintenance services.

The Company recognizes revenues net of Value Added Tax.

m.	Research and development

Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

n.	Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of marketable securities, trade receivables (including allowance for doubtful accounts) and interest bearing investments. The cash and cash equivalents as of December 31, 2011 are deposited mainly with leading Israeli and U.S. banks. As of December 31, 2011, the Company has an investment of $830,000 of a security held in ARS (see note 1d). In the opinion of the Company, the credit risk inherent in these balances is remote. In addition, the Company performs on-going credit evaluations of its clients and generally does not require collateral.

o.	Allowance for doubtful accounts

The Company estimated the allowance for doubtful accounts on the basis of rates applied to customer balances in accordance with aging and on the basis of analysis of specific debts which are doubtful of collection. In determining the allowance for doubtful accounts, the Group considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate, financial information available on such customers, etc.

p.	Earnings per share ("EPS")

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year. Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of options, calculated using the treasury-stock method. As to the data used in the per share computation, see note 15(d).

q.	Other comprehensive income

Other comprehensive income, presented in equity, represents change of fair value of derivatives instruments designated for hedging, unrealized gains of investments in security and currency translation adjustments of non-dollar currency financial statements of subsidiaries and of an associated company. The accumulated balance of other comprehensive income at December 31, 2011, 2010 and 2009, is $273,000, $1,110,000 and $642,000, respectively.

r.	Stock based compensation

The Company accounts for stock based compensation to employees in accordance with ASC No. 718, "Compensation – Stock Compensation" ("ASC 718").

The Company uses historical stock price volatility as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company's consolidated statement of income is based on awards ultimately expected to vest, such expense has been reduced for estimated forfeitures. ASC 718 requires future forfeitures to be estimated at each balance sheet date.

The Company records as an expense equity instruments issued to third party service providers (non-employees) at fair value based on an option-pricing model, pursuant to the guidance in ASC No. 505-50 (Equity-Based Payments to Non-Employees) "Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services".

The fair value of the options granted to employees is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award

The total stock based employee compensation awards costs recognized in the years ended December 31, 2011, 2010 and 2009 income statement were $2,326,000, $3,855,000 and $2,624,000, respectively.

s.	Advertising expenses

These costs are charged to selling and marketing expenses as incurred. Advertising expenses totaled $1,443,000, $1,426,000 and $698,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

t.	Derivative financial instruments

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in "financial income - net". If a derivative does not meet the definition of a hedge, the changes in the fair value are included, as incurred, in the statements of income and included in "financial income - net".

On January 1, 2010, the Company adopted the updated guidance of ASC 815 with respect to disclosure requirements which changed the disclosure requirements for derivative instruments and hedging activities and require enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under ASC 815 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

u.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. For further disclosure, see notes 6 and 13.

v.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated amount would be recorded as accrued expenses in the Group's financial statements. If the assessment indicates that a potential loss is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

w.	Recently adopted standards

1)
In April 2010, the FASB issued an amendment to the accounting and disclosure for revenue recognition - milestone method. This amendment, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The adoption of the amendment by the Company did not have a material impact on its consolidated financial statements.

2)
In October 2009, the FASB issued an Accounting Standards Update ("ASU") to ASC 985-605. This ASU No. 2009-13, "Multiple Deliverable Revenue Arrangements" ("ASU 2009-13"), provides guidance on whether multiple deliverables in a revenue arrangement exist, how the arrangement should be separated, and the consideration allocated. Pursuant to ASU 2009-13, when Vendor Specific Objective Evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration, generally, using the relative selling price method. In addition, the residual method of allocating arrangement consideration is no longer permitted under ASU 2009-13.

ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of ASU 2009-13 by the Company did not have an impact on its consolidated financial statements.

3)
In October 2009, the FASB issued ASU No. 2009-14 "Certain Revenue Arrangements That Include Software Elements". ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011.  The adoption of ASU 2009-14 by the Company did not have an impact on its consolidated financial statements.

x.	Newly issued accounting pronouncements:

1)
In December 2011, the FASB issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The Company believes that the adoption will not have a material impact on its consolidated financial statements.

2)
In June 2011, the FASB amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company will adopt this amendment on January 1, 2012.The adoption will change the way the Company presents comprehensive income, as under current guidance, the Company presents comprehensive income within the statement of changes in equity in annual periods.

3)
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company will adopt ASU 2011-04 on January 1, 2012 and does not expect ASU 2011-04 to have a material effect on its consolidated financial statements.

4)
In September 2011, the FASB amended the guidance for goodwill impairment testing. According to this amendment, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has not yet adopted this amendment.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
NOTE 2 – ACQUISITIONS:

The results of the following acquisitions done by the Company to further expand its product offerings and market position are included in the Company's consolidated statement of income (loss) as of the date of the acquisition of each company.

In July 2011, the Company through its subsidiary Retalix Holdings Inc., acquired substantially all of the assets and certain identified liabilities of MTXEPS LLC, a provider of innovative, secure, end-to-end electronic payment software solutions for retailers delivered via SaaS and in-store models, for $18,950,000 in cash and up to an additional $6,000,000 may be paid over the course of the next two years based on the achievement of certain performance metrics. The acquisition aimed at enhancing our market leadership in offering retailers comprehensive, advanced solutions across all customer touch points and sales channels, and enhancing our SaaS offering. The identified tax deductable intangible assets and goodwill acquired amounted to approximately $22,615,000 and included customer relationships of approximately $7,051,000 to be amortized over an estimated useful life of 10 years, acquired technology of approximately $1,372,000 to be amortized over an estimated useful life of 5 years and Goodwill of approximately $14,192,000. Such goodwill reflects the value of the Company's expectations for future growth opportunities. Pro-forma information with respect to MTXEPS LLC is not required as it is not material.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
NOTE 3 – PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of property, plant and equipment, grouped by major classification is as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Computers and peripheral equipment	24,773	19,960
Land lease rights and buildings	13,162	13,162
Vehicles	102	102
Office furniture and equipment	5,893	5,711
Leasehold improvements	3,000	2,418
	46,930	41,353

Less - accumulated depreciation	29,344	26,283
	17,586	15,070

b.	As to geographical locations, see note 14c.

c.	Depreciation expenses totaled $2,806,000, $2,495,000 and $2,744,000, in the years ended December 31, 2011, 2010 and 2009, respectively.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
NOTE 4 – GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill

The changes in the carrying amount of goodwill for each geographical location are as follows:

	U.S.	Israel	International(Europe)	Total
	U.S $ in thousands

Balance as of January 1, 2010, net (see below)	42,475	3,840	4,488	50,803
Changes in goodwill balance during the year	-	-	-	-
Balance as of December 31, 2010, net	42,475	3,840	4,488	50,803
Goodwill attributed to additional investments in subsidiaries	14,192	-	-	14,192
Differences from translation of non dollar currencies	-	-	(15)	(15)
Changes in goodwill balance during the year	-	-	-	-
Balance as of December 31, 2011, net	56,667	3,840	4,473	64,980

The Company identified its various reporting units, which consist of geographical areas, and for which separately identifiable cash flow information is available. The Company uses a valuation model of future discounted cash flows to determine the fair value of the reporting units and whether any impairment of goodwill exists. The Company concluded its annual impairment test and no impairment was identified.

b.	Intangible assets:

1)	The following table presents the components of the Company's acquired intangible assets:

	Weighted average amortization period	Original amount December 31		Amortized balance December 31
		2011	2010	2011	2010
	Years	U.S. $ in thousands
Customer relationships	6.2	27,361	24,925	13,690	9,748
Acquired technology	4.6	1,373	10,777	1,258	74
Other identified intangible assets *		2,965	1,787	2,360	1,274
Total		31,699	37,489	17,308	11,096

*	Including non-amortized portion of $710,000 for acquired tradename and acquired technological knowledge (see paragraph 3).

2)
Intangible assets amortization expenses during 2011 that are attributed to prior years' acquisitions totaled $2,849,000 and amortization attributed to current year acquisitions totaled $557,000. In the years ended December 31, 2010 and 2009 intangible assets amortization expenses totaled $3,494,000 and $3,731,000, respectively. Intangible assets amortization expenses are classified mainly into Cost of Revenues. Future annual amortization expenses are approximately $4,101,000, $3,843,000, $2,928,000, $1,348,000 and $1,083,000 in 2012, 2013, 2014, 2015 and 2016, respectively.

3)
During 2011, 2010 and 2009, the Company acquired technological knowledge in the Warehouse Management Systems field from Made4Net LLC for $1,178,000, $185,000 and $438,000, respectively, in cash. The Company started amortizing the technological knowledge during 2011 over a period of 5 years once it became operational.

Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Long-Term Loans, Net Of Current Maturities
NOTE 5 – LONG-TERM LOANS, NET OF CURRENT MATURITIES:

Long- term loans classified by currency of repayment are as follows (the Company had no long-term loans on December 31, 2011):

	Interest rate as of December 31, 2010	December 31
	%	2010
		U.S. $ in thousands
Bank loan -
In EURO	Fixed at 2%	124
Other:
Loan from shareholders of a subsidiary	LIBOR*+ 0.75%	143
		267
Less - current maturities		267
		-

*   The $ LIBOR rate as of December 31, 2010 – 0.303%.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS:

Financial items carried at fair value as of December 31, 2011 and 2010 are classified in the tables below in one of the three categories described in note 1u:

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	U.S. $ in thousands

ARS, see below*	830		830
Derivatives-net **	58		58
Contingent consideration in connection with business combination	4,324			4,324
Total	5,212	-	888	4,324

	December 31, 2010
	Total	Level 1	Level 2	Level 3
	U.S. $ in thousands

ARS, see below*	300			300
Government Bonds Securities Available For Sale	1,819	1,819
Derivatives-net **	950		950
Total	3,069	1,819	950	300

*       Marketable securities consist of securities classified as available for sale and are recorded at fair value. The fair value of securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. The ARS is presented in Other Account receivable.

**     Derivatives represent foreign currency forward contracts and cylinders which are valued primarily based on observable inputs including forward and spot prices for currencies. Derivatives are presented gross in Other Account receivable and in Other Current Liabilities.

As of December 31, 2010, the Company held in ARS which failed auctions, in an amount of $1 million at par value and maturity in 2036, which is classified as available-for-sale and is recorded at fair value of $300,000 in its books. In recent years this ARS did not have an active market, fair value was determined using a valuation model that considers references to other instruments with similar characteristics, in performance of a Trinominal Discount Model relying as little as possible on entity-specific inputs. Factors considered in determining whether a loss is temporary included the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee based on the credit rating, and our intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. Changes in fair value of the ARS were reflected in other comprehensive income and in 2008 an other than temporary impairment of $700,000 was identified and recorded. During 2011 the Company received a bank quote reflecting an observable price of the ARS increasing its fair value by $530,000 through other comprehensive income.

Employee Rights Upon Retirement	12 Months Ended
Dec. 31, 2011
Employee Rights Upon Retirement [Abstract]
Employee Rights Upon Retirement
NOTE 7 – EMPLOYEE RIGHTS UPON RETIREMENT:

a.
Israeli, Italian, U.K. and Australian labor laws generally require payment of severance pay upon dismissal of an employee or upon termination by the employees of employment in certain other circumstances. The severance pay liability of the Israeli companies and one of the Italian subsidiaries in the Group to their employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary, and is partly covered by insurance policies and by regular deposits with recognized severance pay funds. The amounts funded as above are presented among non-current assets. The Israeli companies in the Group may only make withdrawals from the amounts funded for the purpose of paying severance pay.

b.	Some of the Company's U.S. subsidiaries provide 401(k) plans for the benefit of their employees. Under these plans, contributions are based on a specified percentage of pay.

c.
The Company's agreements with employees in Israel, joining the Company since May 2008 are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

d.
The severance expenses amounted to $4,148,000, $3,749,000 and $1,441,000 in the years ended December 31, 2011, 2010 and 2009, respectively. The 401(k) plan's expenses as mentioned in paragraph b. above amounted to $854,000, $772,000 and $748,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

e.	The profits (loss) on the amounts funded totaled $(871,000), $1,365,000 and $1,023,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

f.	Cash flow information regarding the Company's liability for employee rights upon retirements:

1)
The Company expects to pay $1,248,000 future benefits to its employees during 2012 to 2021 upon their normal retirement age - see breakdown below. The amount was determined based on the employees' current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Company before their normal retirement age.

U.S. $ in thousands
Year ending December 31:
2012	198
2013	171
2014	171
2015	152
2016	142
Thereafter (through 2021)	414
1,248

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 8 – COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Commitments:

1)	Lease agreements:

The Group has entered into operating lease agreements for the premises it uses; the last lease expires in 2017. In addition, the Company leases vehicles under standard commercial leases for periods of up to three years per vehicle.

The projected charges under the above leases are mainly denominated in U.S. $, at rates in effect as of December 31, 2011, as follows:

U.S. $ in thousands
Year ending December 31:
2012	5,736
2013	3,722
2014	2,201
2015	1,216
2016	508
13,383

Office and vehicles lease expenses totaled $6,795,000, $6,166,000 and $6,225,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

2)	Royalty commitments:

The Company and some of its subsidiaries are committed to pay the Government of Israel royalties on revenues derived from certain products, the research and development of which, is partly financed by royalty-bearing Government participations. These funding programs are managed by the Israeli government within the jurisdiction of The Ministry of Commerce and Industry and specifically by the Office of the Chief Scientist. At the time the grants were received, successful development of the related projects was not assured.

In case of failure of a project that was partly financed, the Company is not obligated to pay any such royalties. Under the terms of these funding programs, royalties of 3.5% are payable on sales of products developed under such funding programs, up to 100% of the amount of funding received (dollar linked and bearing annual interest at the LIBOR rate).

Payment of royalties on account of development projects funded as above is conditional upon the ability to generate revenues from products developed under such projects. Accordingly, the Group is not obligated to pay any royalties on account of funded projects which fail to generate revenues.

As of December 31, 2011, the maximum royalty the Company might be required to pay in the future on account of projects funded under the Office of the Chief Scientist is $4,363,000, including interest in the amount of $812,000.

b.	Contingent liabilities:

Lawsuits against the Company and its subsidiaries:

1)
In June 2006, a customer in the U.S ("the customer") filed in the District Court of Madison County, Nebraska complaint against the Company's subsidiary, Retalix USA Inc. ("Retalix USA") and Integrated Distribution Solutions, LLC ("IDS"), in which it asserts claims for misrepresentation and concealment, breach of contract and breach of warranties arising from its contract with IDS. In August, 2006, the action was removed to the U.S. District Court for the District of Nebraska, and IDS filed a motion to compel arbitration and Retalix USA filed a motion to dismiss the complaint on various grounds. In September, 2006, the customer opposed to these motions. In October, 2006, the court granted IDS's motion to compel arbitration and reserved judgment on Retalix USA's motion to dismiss the complaint and stayed the federal action, all pending the outcome any arbitration. In February 2007, Retalix USA filed a Demand for Arbitration against the customer with the American Arbitration Association in Dallas, Texas, seeking to recover damages, interest and attorney's fees in excess of $2.3 million as a result of the customer's failure to pay for products delivered and services rendered as well as other misconducts. In February 2007, the customer filed a Counterclaim and Demand for Arbitration seeking to recover damages, interest, taxable arbitration costs and attorney's fees in excess of $9.9 million for breach of contract, breach of warranties and other misconducts.  In August 2007, the arbitrators approved a preliminary hearing scheduling order, according to which the parties exchanged discovery requests, written responses and documents. In November 2007 the customer filed a statement of damages alleging total damages in excess of $22 million. In March 2009, the arbitrators awarded Retalix USA $2.5 million in compensatory damages that constitute $1.7 million in revenues and $0.8 million in G&A income that were recorded in the Company's books. In April 2009, the customer paid the arbitration award amount in full and it is recognized in the Company's statement of income. In April 2009, the Nebraska federal court affirmed the arbitration award, entered judgment in favor of Retalix USA and against the customer, and dismissed, with prejudice, the customer's claim against Retalix USA and IDS.

2)
In March 2006, a former employee of one of the Company's Israeli subsidiaries ("Tamar"), , submitted in the Labor Court a claim against the subsidiary for salary, severance, directors insurance and study fund payments. The Company submitted a statement of defense and on September 2011 a verdict was awarded against the subsidiary which awarded the plaintiff a total of $65,000.

3)
In January 2007 as part of the liquidation of Pantin Group Ltd ("Pantin"), the liquidator of Pantin submitted in the district court a claim against the Company, according to which the Company needed to provide sales reports as of December 2006 for certain customers of the Company. Retalix submitted audited sales reports as requested. Settlement has been reached and approved and recorded in the Company's financial statements on March 2009 in the amount of 25,000 Euro.

4)
In April 2011, a class action was filed in the United States District Court for the Northern District of California against a Company customer and the Company by franchisees of such customer. Most of the allegations in the Class Action Complaint are unrelated to the Company, but the Class Action Complaint also alleges that the Company is liable for negligence, for breach of contract and under California's Business and Professional Code toward the franchisees because of faulty operation of the Company's software, which allegedly caused substantial monetary damages. In November 2011, the class action against the Company was dismissed with prejudice, in December 2011 the plaintiffs filled a noticeof appeal and in January 2012, plaintiffs voluntarily dismissed the appeal.

5)
In May 2011, a complaint was filed in the Superior Court of California, County of Los Angeles, against a Company's customer, the Company and another third party provider by a few dozen of franchisees of the Company's customer. The Complaint alleges that the Company is liable for contracts and negligence and also for constructive fraud. The Complaint was amended in September 2011 such that the sole remaining cause of action against the Company relates to negligence. In January 2012, the amended Complaint was dismissed without prejudice and the plaintiffs were allowed to file and did file, an amended complaint in such actions. The Company is of the opinion that its exposure due to the claim is not reasonable or probable and expects no impact on the financial statements.

6)
In March  2011, a trustee in bankruptcy for Affiliated Foods Southwest Inc., a former customer of the Retalix, notified the Company of his claim that payments totaling $491,292 by the debtor constituted preferential payments under the bankruptcy code. The Company responded that it disputes the trustee's calculation and claims a set off right in the amount of $1,734,466, among other things. The statutory deadline for filling any such suit was May 2011, but at the trustee's request, the Company offered to enter into a tolling agreement which contemplated extending the deadline for the trustee's action to August 2011. The trustee did not timely accept the Company's offer, but neither did he timely file suit prior to the statutory deadline. Accordingly, the trustee was notified that the Company will assert that he has missed his deadlines. Since then, the trustee has sought three additional extensions of the tolling period and the Company has agreed to extend the tolling period through April 2012, while the parties continue to consider the possibility of settlement, but in all such extensions, the Company has reserved all rights and defenses. By letter dated January 2012, the trustee has reduced his demand to $304,358; however no litigation activity is yet pending on this matter and the Company is of the opinion that its exposure due to the claim is not probable and expects no impact on the financial statements.

7)
The Company and its subsidiaries are also parties to several other claims filed against them totaling approximately $34,000. In addition, the Company and its subsidiaries are parties to several disputes with former or current customers and service providers. These disputes, estimated at a total of $476,000, have not materialized to court claims and some of them are in mediation. The Company is of the opinion that its exposure due to the claims above is not probable to be materialized and thus no provision was recorded in regard to these claims as of December 31, 2011.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
NOTE 9 – EQUITY:

a.	Share capital:

1)	The Company's shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company and right to receive dividends, if and when declared.

2)
On November 19, 2009, the Company executed a private placement transaction with a group of investors ("Investors"), see note 16.  The Company issued to the investors 3,612,804 ordinary shares, constituting 17.7% of the Company's outstanding share capital (prior to such issuance), and warrants to purchase up to an additional 1,250,000 ordinary shares with an exercise price in the range of $9.75 to $12.10, for gross consideration of approximately $32.9 million.  Together with other shares purchased by the investors, including from the Company's former CEO, following the closing the investors held an aggregate of 20% of the outstanding share capital, and the warrants represent an additional 4.95% of the Company outstanding share capital (after giving effect to the exercise of such warrants on a fully diluted basis).

3)	On September 16, 2009, the Company's shareholders approved an increase of the Company's authorized share capital to NIS 50,000,000 divided into 50,000,000 Ordinary Shares.

b.	Stock based compensation:

1)	Company's Option plans

In March 1998, the Company's Board of Directors approved the Second 1998 Share Option Plan ("the Second 1998 Plan" or the "US Plan"). Under the Second 1998 Plan (as was amended from time to time) up to 5,000,000 options are available for grant to employees, directors and consultants of the Company, to purchase Ordinary shares of the Company. Each option is exercisable into one ordinary share of the Company. The exercise price of each option under this plan is to be at least equal to the fair value of one Ordinary share at the grant date. Unless terminated earlier, the options will expire starting from December 2011 through January 2014. These options vest over the period of 3 years.

On November 19, 2007, the Company's Board of Directors amended the U.S. Plan so as to enable the Company to grant Restricted Stock Units ("RSUs") pursuant to such US Plan. In addition, in November 2007, the Company's Board of Directors approved an increase of the pool of authorized and unissued Ordinary Shares for the purpose of grant of awards under the Second 1998 Plan by 2,000,000 shares, such that the aggregate pool of reserved shares shall be of 7,000,000 shares. Following the adoption of the 2009 Plan (described below), our board of directors suspended the use of the Second 1998 Plan.

Through December 31, 2011 and 2010, 3,899,893 and 3,614,603 options have been exercised under the Second 1998 Plan at exercise prices ranging between $5.77 and $19.13 per share.

In May 2004, the Company's Board of Directors approved the 2004 Israeli Share Option Plan (the "Israeli Plan"). Under the Israeli Plan up to 2,000,000 options can be granted to Israeli employees, directors and consultants of the Company to purchase Ordinary shares of the Company. Each option is exercisable into one Ordinary share of the Company. Unless terminated earlier, the options granted to date under the Israeli Plan will expire under the terms of the option agreements in November 2019. These options vest over a period of 3 years.

On November 19, 2007, the Company's Board of Directors amended the Israeli Plan so as to enable to grant of RSUs pursuant to such Israeli Plan.

Through December 31, 2011 and 2010, 323,048 and 307,467 options, respectively have been exercised under the 2004 Israeli Plan at exercise prices ranging between $0.25 and $16.83 per share.

During 2007 through 2010 the Company's Board of Directors approved to grant up to an aggregate of 329,750 RSUs, at an exercise price of NIS 1.00, pursuant to the Israeli Plan, exercisable into ordinary shares of the Company to Israeli employees of the Company and to US employees. As of December 31, 2011, there are no RSUs which are unvested and 82,413 have been forfeited.

The options and the RSUs granted under the Israeli Plan are all subject to the "capital gains taxation route" under Section 102 of the Income Tax Ordinance [New Version], 1961, which generally provides for a reduced tax rate of 25% on gains realized upon the exercise of options and sale of underlying shares, subject to the fulfillment of certain procedures and conditions. Under the "capital gains taxation route," the Company is not entitled to recognize a deduction for tax purposes of the gain recognized by the employee upon sale of the shares underlying the options.  However, a sale of the shares underlying the RSUs are taxed as working income and is deductible for tax purposes.

Following the adoption of the 2009 Plan (described below), our board of directors suspended the use of the Israeli Plan.

In September 2009, the Company's Board of Directors approved a new equity incentive plan named the "Retalix Ltd. 2009 Share Incentive Plan" (the "2009 Plan") and resolved that all new grants of awards shall be made under the 2009 Plan and not the Second 1998 Plan or the Israeli Plan, unless determined otherwise by the Board of Directors. The Board of Directors also increased the total pool of Ordinary Shares available for issuance under all of the Company's equity incentive plans by 2,000,000 Ordinary Shares. The 2009 Plan is substantially similar to the Israeli Plan, as amended, with the addition of an addendum setting forth certain terms of options that may be granted to U.S. employees and service providers, including incentive stock options ("ISOs"). Currently, the Company may only grant to U.S. grantees nonqualified stock options under the 2009 Plan as the grant of ISOs requires the approval of our shareholders pursuant to applicable tax laws.

As of December 31, 2011, 581,000 options to purchase ordinary shares were outstanding under the 2009 Plan. As of such date, 5,449,110 ordinary shares remain available for future grants of awards under said plan. To the extent that an award granted under any of our equity incentive plans terminates or expires, the ordinary shares subject to the award will again become available for grant under the 2009 Plan.

For a description of compensation expense in respect of the Company's former CEO's entitlement to options, see note 16.

Following is a summary of the status of the option plans:

	2011		2010		2009
	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price
		U.S. $		U.S. $		U.S. $

Options and RSUs outstanding at beginning of year	1,656,993	12.50	2,113,953	13.62	1,799,924	16.33
Changes during the year:
Granted	268,500	14.73	452,500	13.08	898,898	11.04
Exercised*	(325,871)	9.35	(75,826)	0.25	(81,674)	0.25
Forfeited or expired	(296,673)	15.99	(833,634)	16.78	(503,195)	20.89
Options and RSUs outstanding at end of year**	1,302,949	12.95	1,656,993	12.50	2,113,953	13.62
Options and RSUs vested at year-end	629,450	12.10	785,579	11.94	1,366,714	14.54
Weighted average fair value at grant date of options and RSUs granted during the year		6.4		5.2		6.1

*	The total intrinsic value of options exercised during the years ended December 31 2011, 2010 and 2009 is $1,935,000, $953,000 and $933,000, respectively.

**
As of December 31, 2011, there was $1,572,000 of total unrecognized compensation cost (net of forfeitures) related to nonvested share-based compensation arrangements granted under the plans. The weighted average realization period of the above unrecognized compensation cost was 1.63 years.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. Following are the relevant weighted average assumptions:

	Year ended December 31
	2011	2010	2009
Dividend yield	0%	0%	0%
Expected volatility	49%-57%	55%-58%	48%-66%
Risk free interest rate	0%-2%	1%-2%	1%-2%
Expected holding period (in years)	3-5	3-4	3-6

The following table summarizes information about options and RSUs under the Company's plans outstanding at December 31, 2011:

Exercise price U.S.$	Number of options and RSUs outstanding at December 31, 2011	Aggregate intrinsic value* in U.S. $ In thousands	Number of options and RSUs exercisable at December 31, 2011	Aggregate intrinsic value* in U.S. $ In thousands	Weighted average remaining contractual life (in years) of options and RSUs outstanding	Weighted average remaining contractual life (in years) of exercisable options and RSUs

6.00	101,949	1,039	101,949	1,039	1	1
11.62	50,000	229	16,667	76	2.57	2.57
11.64	15,000	68	5,000	23	2.39	2.39
13.34	620,000	1,767	413,333	1,178	8	8
13.40	42,500	119	14,167	40	2.92	2.92
13.41	225,000	626	75,001	209	2.1	2.1
13.60	3,500	9	-	-	6.78	-
13.63	10,000	26	3,333	9	2.21	2.21
14.49	93,500	159	-	-	6.43	-
14.62	7,500	12	-	-	7.03	-
14.89	10,000	13	-	-	6.68	-
14.90	124,000	160	-	-	6.14	-

	1,302,949	4,227	629,450	2,574	5.65	5.84

*	Based on the last known closing price of the Company's Ordinary shares on the Nasdaq Global Select Market as at December 31, 2011, of $16 per share.

2)	Stock option plan of subsidiaries:

a)
In December 2000, a subsidiary's board of directors approved an employee stock option plan (the "Subsidiary Plan"). Pursuant to the Subsidiary Plan, 270,000 Ordinary shares, of NIS 0.01 par value, of the subsidiary are reserved for issuance upon the exercise of options to be granted to some of the Company's and of the subsidiary's employees. In addition, within the context of an investment agreement signed on December 31, 2000, additional options to purchase 90,000 shares each were granted to an investor. On November 23, 2004, the above subsidiary's board of directors approved an additional employee stock option plan ("the Subsidiary 2004 Plan"). Virtually all of the above mentioned options except those granted to the investor vest as follows: 33.33% after the first year, another 33.33% after the second year and another 33.33% after the third year, (in cases where the optionee is an employee of the Company or its subsidiary - provided that the employee is still the subsidiary's or the Company's employee). In addition, all the above options including those granted to the investor are not exercisable prior to: (1) the consummation of an IPO of the subsidiary's securities, (2) a merger of the subsidiary or (3) seven years from the date of grant. The rights conferred by Ordinary shares obtained upon exercise of the options will be identical to those of the other Ordinary shares of the subsidiary. Any option not exercised within 10 years of grant date, will expire. Some of the options under these plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

During 2001 and 2004, the subsidiary granted the said options to purchase 270,000 and 36,000 shares, respectively, partly at an exercise price per share of NIS 0.01 and an exercise price of $5.55. As of December 31, 2011, the 2001 Subsidiary Plan stock options have expired, and options to purchase 27,033 ordinary shares under the Subsidiary 2004 Plan were outstanding.

b)
In December 2004, the board of directors of another subsidiary (the "Additional Subsidiary") approved an employee stock option plan (the "Additional Subsidiary Plan"). Pursuant to the Additional Subsidiary Plan, options to purchase up to 1,500,000 shares of the Additional Subsidiary can be granted to its employees, officers and other service provider providing services to the Company or any affiliate. In addition, the Additional Subsidiary Plan stipulates that options granted pursuant to it, are not to be exercised prior to: (1) the conversion of the corporate entity of the Additional Subsidiary from a limited liability company to a C corporation, (2) the consummation of an IPO of the Additional Subsidiary's securities, (3) a merger or a significant change of control in the Additional Subsidiary or (4) five years from the date of grant. In December 2004, the Additional Subsidiary granted options to acquire 1,169,000 of its shares, of which 639,000 options were granted to its employees, and 530,000 options were granted to employees of sister subsidiary (see note 1r). The options granted bear an exercise price of $0.3748, which reflects the fair value per share according to an independent valuation. Through December 31, 2011, 453,500 of these options were forfeited and the remaining are outstanding. In addition, in July 2006, additional options to acquire 84,000 of the Additional Subsidiary's shares were granted to its employees at an exercise price of $0.9422 a share, which reflects the market value per share according to management's valuation.   All of these Additional Subsidiary options vest seven years from grant and have full vesting upon an IPO or change of control or upon the administrating committee's discretion, accelerated vesting in the event of merger, sale, disposition, or initial public offering of the majority interest of the subsidiary. Through December 31, 2011, 62,000 of these options were forfeited and the remaining are outstanding.  The Additional Subsidiary Plan terminates ten years from the grant date.

c.	Dividends:

1)
In the event that cash dividends are declared by the Company, such dividends will be paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of Ordinary shares purchased by non-residents of Israel with non-Israeli currency may be freely repatriated in such non-Israeli currency, at the rate of exchange prevailing at the time of conversion.

The Company's board of directors is authorized to declare dividends, subject to applicable law. Dividends may be paid only out of profits and other surplus, as defined in the Israeli Companies Law, as of the end of the most recent financial statements or as accrued over a period of two years, whichever is higher. Alternatively, if the Company does not have sufficient profits or other surplus, then permission to effect a distribution can be granted by order of an Israeli court. In any event, a distribution is permitted only if there is no reasonable concern that the dividend will prevent the Company from satisfying the Company's existing and foreseeable obligations as they become due.

2)
Out of the Company's retained earnings as of December 31, 2011 and 2010, approximately $44,236,000 and $42,936,000 are tax-exempt respectively, due to "Approved Enterprise" or "Privileged Enterprise" status granted to some of the Company's facilities – see note 10b. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $11,059,000 and $10,734,000 would be incurred as of December 31, 2011 and 2010, respectively. The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax exempt income as dividends. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise" or "Privileged Enterprises" as the undistributed tax exempt income is essentially permanent in duration. See also notes 10b and 10g5.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 10 – TAXES ON INCOME:

a.	Corporate taxation in Israel:

Tax rates:

1)	Income from other sources in Israel:

The income of the Company and its Israeli subsidiaries (other than income from "Approved Enterprises" or "Privileged Enterprises", see b. below) is taxed at the corporate tax rate of 26% in 2009, 25% in 2010 and 24% in 2011. On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012 and thereafter.

The Company and its Israeli subsidiaries compute their taxable income in accordance with local income tax regulations. Accordingly, the Company's and its Israeli subsidiaries' taxable income or losses are calculated in New Israeli Shekel. Applying these regulations effect the taxable income as a result of foreign exchange rate tendencies (of NIS against other currencies).

2)	Income of non-Israeli subsidiaries:

Subsidiaries that are incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The Company's U.S. subsidiaries are taxed on a consolidated basis. The enacted statutory tax rates applicable to the Company's primary subsidiaries outside Israel are as follows:

Companies incorporated in the U.S. – tax rate of 37%-40%.
Company incorporated in Italy – tax rate of 33%.
Companies incorporated in Australia, France, Japan and U.K. – tax rate of 30%-40%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

The Company has been granted an "Approved Enterprise" or "Privileged Enterprises" status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005.

The Investment Law empowers the Israeli Investment Center or Israeli Tax Authority to grant Approved or Privileged Enterprise status, respectively, to capital investments in production facilities that meet certain relevant criteria. In general, such capital investments will receive Approved or Privileged Enterprise status if the enterprise is expected to contribute to the development of the productive capacity of the economy, absorption of immigrants, creation of employment opportunities, or improvement in the balance of payments.

The tax benefits derived from any such Approved or Privileged Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

In April 2005, a major amendment to the Investment Law came into effect, which is intended to provide expanded tax benefits to local and foreign investors and to simplify the bureaucratic process relating to the approval of investments that qualify under the Investment Law. Under the amendment, certain minimum qualifying investment requirements, time restrictions in which the investment is made and other conditions were established for new Approved Enterprises or expansions. Moreover, with a view to simplifying the bureaucratic process, the amendment provides that, in the event that an investment project meets all of the eligibility criteria under one of the "Alternative Tracks", a project will automatically qualify for Approved Enterprise taxation benefits under the Investment Law with no need for prior approval from the Investment Center.

The amendment does not apply retroactively to investment programs having an Approved Enterprise approval certificate from the Investment Center issued prior to December 31, 2004 (even when investments under these programs are made after January 1, 2005). The amendment only applies to a new Privileged Enterprise and to a Privileged Enterprise expansion for which the first year of benefits is 2004 or any year thereafter.

The Investment Law was further amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Israeli Parliament on December 27, 2010 (the "Amendment"). The Amendment was signed at the beginning of January 2011 by the officials authorized by the State of Israel to approve it, and became effective as from January 1, 2011. The Amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Law, as follows: investment grants track designated for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the Investment Law.

The tax rates at company level, under the Investment Law:

Years	Development Zone A	Other Areas in Israel
"Preferred Enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise"
commencing 2011	5%	8%

The benefits granted to the Preferred Enterprises will be unlimited in time, unlike the benefits granted to Special Preferred Enterprises, which will be limited for a period of 10 years. The benefits are granted to companies that qualify under criteria set in the Investment Law; for the most part, those criteria are similar to the criteria that were included in the  Investment Law prior to the Amendment.

Under the transitional provisions of the Investment Law, a company will be allowed to continue and enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law. The Company will be allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment was made not later than the end of 2010.  On each year during the period of benefits, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rates as above. A company's opting for application of the Amendment is irrecoverable.

The Amendment was not adopted by the Company as of December 31, 2011. Accordingly, the measurement of the deferred income taxes, was prepared without taking the effects of Capital Investments Amendment into consideration.

The Company is entitled to additional tax benefits as "companies of foreign investors", as defined by the Investment Law.

The main tax benefits available to the Company are:

1)	Reduced tax rates:

In respect of income derived from the Approved or Privileged Enterprises, the Company is entitled to benefits under the Investment Law's reduced tax rates during a period of seven years from the year in which such enterprises first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Overall the Company has ten Approved and Privileged Enterprises.

Income derived from the Approved or Privileged Enterprises is tax exempt during the first two years of the seven-year tax benefit period as above, and is subject to a reduced tax rate of 25% during the remaining five years of benefits.

As of December 31, 2011, the periods of benefits relating to eight of the Approved and Privileged Enterprises of the Company have already expired. The periods of benefits relating to remaining Privileged Enterprise programs will expire in 2017.

In the event of a cash dividend distribution of cash dividends (and for benefitted enterprise – also liquidation dividend) out of income which was tax exempt as above, the Company would have to pay the 25% income taxes in respect of the amount distributed (the amount distributed for this purpose includes the amount of the income taxes that applies as a result of the distribution (see 10g5 below and note 9c2).

2)	Accelerated depreciation:

The Company is entitled to claim accelerated depreciation in respect of equipment used by Approved or Privileged Enterprises during the first five tax years of the operation of these assets.

The entitlement to the above benefits is conditional upon the Company's fulfillment of the conditions stipulated by the above Investment Law, the regulations published thereunder and the certificates of approval for the specific investments in approved or privileged enterprises. In the event that the Company fails to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with interest and adjustments for inflation based on the Israeli Consumer Price Index ("Israeli CPI").

c.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustments Law")

Pursuant to the Inflationary Adjustments Law, the results for tax purposes have been measured through 2007 on a real basis, based on changes in the Israeli CPI. The Israeli companies in the Group are taxed under this law. Under the Israel Income Tax Law (Adjustments for Inflation) (Amendment No. 20), 2008, the provisions of the Inflationary Adjustments Law will no longer apply to the Company in the 2008 tax year and thereafter, and therefore, the results of the Company and its Israeli subsidiaries will be measured for tax purposes in nominal terms.

These financial statements are presented in dollars. The difference between the changes in the Israeli CPI and the exchange rate of the dollar, both on an annual and a cumulative basis causes a difference between taxable income and income reflected in these financial statements. ASC 740-10-25, prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are remeasured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

d.     Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and as such is entitled to certain tax benefits, consisting mainly of accelerated depreciation and the right to claim expenses in connection with issuance of its shares to the public, as well as the amortization of patents and certain other intangible property rights, as a deduction for tax purposes.

e.     Carryforward tax losses:

Carryforward tax losses of the Company as of December 31, 2011 and 2010 aggregate approximately $3,601,000 and $22,880,000, respectively.

Carryforward tax losses of certain subsidiaries as of December 31, 2011 and 2010 aggregate approximately $37,161,000 and $46,611,000, respectively.

As of December 31, 2011 and 2010, the Company's U.S. subsidiaries (which are taxed on a consolidated basis) have U.S. federal net operating loss carryforwards of approximately $37,227,000 and $43,183,000, respectively, which include approximately $5,562,000 relating to excess stock option deductions.  The U.S. subsidiaries have state net operating loss carryforwards of approximately $26,482,000, which includes approximately $5,562,000 relating to excess stock option deductions discussed above. Federal and State net operating loss carryforwards of the U.S. subsidiaries expire at various dates from 2015 through 2029. Utilization of the U.S. subsidiaries federal and state net operating losses attributable to acquired subsidiaries, of approximately $28,527,000 and $14,120,000, respectively, are subject to an annual limitation under Internal Revenue Code section 382 determined by multiplying the value of the acquired entity's stock at the time of acquisition by the applicable long-term tax exempt rate.

f.	Uncertain tax positions:

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	U.S. $ in thousands	U.S. $ in thousands	U.S. $ in thousands
Balance at beginning of year	3,585	3,664	2,672
Increase (decrease) in tax positions for prior years	(2,746)	(55)	987
Increase (decrease) in tax positions for current year	2,550	(24)	5
Balance at End of Year	3,389	3,585	3,664

The amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate was $3,389,000 and $3,585,000 at December 31, 2011 and 2010, respectively. The total liability in respect of unrecognized tax benefits include accrued potential interest of $104,000 and $1,117,000, respectively. The Company does not expect unrecognized tax expenses to change over the next 12 months.

In years 2011, 2010 and 2009, the Company recognized interest expense (income) related to unrecognized tax benefits in the amounts of ($1,013,000), $227,000 and $98,000, respectively. As of December 31, 2011, the amounts of interest accrued on the balance sheet are $104,000.

Consistent with the provisions of ASC 740-10, the Company presents a liability for unrecognized tax benefits in amount of $3,493,000 as non-current liabilities because payment of cash is not anticipated within one year subsequent to the balance sheet date.  This non-current liability is included in the consolidated balance sheet among long-term liabilities.

g.	Deferred income taxes:

1)	The deferred tax asset in respect of the balances of temporary differences (mostly in respect of carryforward losses) and the related valuation allowance are as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Provided in respect of the following:
Provisions for employee rights	628	826
Deferred revenues	1,443	1,448
Carryforward tax losses	12,583	18,525
Doubtful accounts	1,085	1,516
Research and development	2,997	2,945
Employee stock options and RSUs	2,195	2,349
Non employee stock options	37	239
Depreciable fixed assets	150	138
Goodwill and other intangible assets	4,462	5,003
Other	382	858
	25,962	33,847
Goodwill and other intangible assets	(270)	(271)
	25,692	33,576
L e s s- valuation allowance*	(10,203)	(19,538)
	15,489	14,038

*
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

2)	The deferred taxes are presented in the balance sheets as follows:

	December 31
	2011	2010
	U.S. $ in thousands

As a current asset	4,374	4,572
As a non-current asset	11,385	9,737
	15,759	14,309
As a non-current liability	(270)	(271)
	15,489	14,038

3)
Realization of the deferred tax assets is conditional upon earning a sufficient amount of taxable income in the coming years. The value of the deferred tax assets, however, could decrease in future years if estimates of future taxable income are reduced.

4)	The deferred taxes are computed at the tax rates of 12%- 40%.

5)
As stated in b. above, part of the income of the Company's income is tax exempt due to the Approved or Privileged Enterprise status granted to most of their production facilities. The Company has decided to permanently reinvest the amount of such tax exempt income and not to distribute it as dividends. Accordingly, no deferred taxes have been provided in respect of such income in these financial statements (see note 9c2).

h.	Income (loss) before taxes on income and income taxes (tax benefit) included in the income statements:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
1) Income (loss) before taxes on income:
Israeli	9,118	10,468	4,523
Non-Israeli	5,903	5,466	5,060
	15,021	15,934	9,583
2) Income taxes (tax benefit) included in the income statements:
Current:
Israeli	2,459	259	336
Non-Israeli	671	674	1,290
	3,130	933	1,626
Previous Years:
Israeli	(1,100)	918	(1,673)
Non-Israeli	(39)	16	256
	(1,139)	934	(1,417)
Deferred:
Israeli	4,387	995	3,222
Non-Israeli	(5,883)	1,805	63
	(1,496)	2,800	3,285
	495	4,667	3,494

3)
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rate applicable to companies in Israel (2011-24%, 2010-25% and 2009-26%) and the actual tax expense:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
Income before taxes on income, as reported in the income statements	15,021	15,934	9,583
Theoretical tax expense	3,605	3,984	2,492

Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	248	300	657
Increase in taxes resulting from different tax rates applicable to non - Israeli subsidiaries	747	240	70
Changes in valuation allowance	(9,335)	1,018	-
Differences between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes**	4,790	(778)	(281)
Prior years tax expenses (benefits)*	597	934	(1,417)
Decrease in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate	(346)	(336)	(248)
Change in corporate tax rates, see a(1) above	(202)	-	2,290
Increase (decrease) in deferred taxes resulting from different currency rates	391	(695)	(69)
Taxes on income for the reported years	495	4,667	3,494

*
During 2009 the Company concluded its tax assessment for the tax years 2003 through 2004 which reflect the majority of the Company's tax income. During 2010 the Company performed a negative adjustment to its foreign withholding taxes as a result of low utilization visibility. During 2011 the Company concluded its tax assessment for tax years 2005 through 2009 which reflect the majority of the Company's tax expenses.

**	Mainly include difference in basis of measurement between dollars and NIS for Israeli tax purposes and change in provisions.

i.	Tax assessments

The Company has received final tax assessments through the year ended December 31, 2009. Retalix Holdings, Inc. received final tax assessments through the year ended December 31, 2007. Retalix Italia received final assessments through the year ended December 31, 2005. The Israeli subsidiaries received final assessments through the years ended December 31, 2007. Other subsidiaries have not been assessed since incorporation.

Monetary Balances In Non-Dollar Currencies	12 Months Ended
Dec. 31, 2011
Monetary Balances In Non-Dollar Currencies [Abstract]
Monetary Balances In Non-Dollar Currencies
NOTE 11 – MONETARY BALANCES IN NON-DOLLAR CURRENCIES:

	December 31, 2011
	Israeli currency
	Linked to the Israeli CPI	Unlinked	Other non-dollar currencies
	U.S. $ in thousands

Assets	962	27,620	29,911
Liabilities	(3,898)	(21,356)	(11,906)

Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2011
Supplementary Balance Sheet Information [Abstract]
Supplementary Balance Sheet Information
NOTE 12 – SUPPLEMENTARY BALANCE SHEET INFORMATION:

		December 31
		2011	2010
		U.S. $ in thousands
a.	Accounts receivable:

	1) Trade:

	Open accounts	62,187	62,180
	Less - allowance for doubtful accounts	5,466	6,644
		56,721	55,536

	During 2011 and 2010 the Company recorded ($244,000) and $498,000 allowance for doubtful expenses and ($933,000) and ($3,078,000) bad debt write-off, respectively.

	2) Other:

	Government departments and agencies	3,057	565
	Pledged deposits and accumulated interest	990	1,003
	Derivative financial instruments	785	950
	Other	402	205
		5,234	2,723

b.	Marketable securities and Long term investments:

1)	Held to maturity bond securities - the amortized cost basis, aggregate fair value and the gross unrealized holding gains and losses are as follows:

	Amortized	Unrealized	Unrealized	Aggregate
	Cost	gains	Losses	fair value
	U. S. $ in thousands
At December 31:
2011	208	-	(73)	135
2010	387	2	(123)	266

The bonds mature as follows:

U.S. $ in thousands

2012	9
2020	199
208

2)	ARS – See note 1d and note 1n.

3)	The marketable securities are presented in the balance sheets as follows:

	December 31
	2011	2010
	U.S. $ in thousands

Among current assets:
Available for sale security	-	1,819
Held to maturity corporate bond securities	9	193
	9	2,012
As non-current assets:
Available for sale security	830	300
Held to maturity corporate bond securities	199	194
	1,038	2,506

c.	Long-term receivables

Long-term receivables are composed as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Long-term trade receivables	901	1,175
Less - Unamortized discount*	(71)	(76)
	830	1,099

*	The discount is based on imputed interest of 4%.

Derivatives And Other Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives And Other Financial Instruments [Abstract]
Derivatives And Other Financial Instruments
NOTE 13 – DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS:

a.	Fair value of financial instruments:

The fair value of the financial instruments included in the working capital of the Group is usually identical or close to their carrying value. The fair value of long-term receivables, long-term loans and other long-term liabilities also approximates the carrying value, since they bear interest at rates close to the prevailing market rates. The amounts funded in respect of employee rights are stated at surrender value which is closed to its fair value.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

1)	The carrying amount of cash and cash equivalents, trade receivables and trade payables approximates their fair values due to the short-term maturities of these instruments.

2)	The fair value of short and long-term marketable securities is based on quoted market prices.

3)	The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates.

As to the fair value of derivatives, see b. below. As to the fair value of marketable debt securities, see note 12b.

b.      Derivative financial instruments:

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC No. 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

During 2011 and 2010, the Company entered into several foreign currencies forward and cylinder contracts for conversion of Australian dollar, British Pounds, Euro and NIS into a notional amount in dollars.

As of December 31, 2011, the Company had forty fiveopen contracts, not designated for hedging, for the conversion of such foreign currencies into a total of approximately $16.7 million, the net fair value income of which as of December 31, 2011 is $483,000, which reflects the estimated amounts that the Group would receive for the termination of the contracts at the reporting date and which was recorded to financial income. As of December 31, 2010, the Company had fifty six open contracts of this nature for the conversion of such foreign currencies into a total of approximately $26.3 million, the net fair value income of which as of December 31, 2010 was $481,000.

Starting fourth quarter of 2010, the Company entered into derivative instrument arrangements to hedge a portion of anticipated NIS payroll payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815. The transactions to hedge salary payments are made on denominated amounts that are no more than forecasted cash flows for salaries and benefits according to the Company's budget and on the dates that the cash flows are expected to be paid. Therefore, those transactions are all effective and the results are recorded as payroll expenses at the time that the hedged expense is recorded. The Company does not enter into derivative transactions for trading purposes.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income/expense in the period of change.

	Notional amount		Fair value
	December 31,		December 31,
	2011	2010	2011	2010
	U.S. $ in thousands
Forward contracts to hedge payroll expenses	7,365	12,130	(425)	469

The following table summarizes activity in accumulated other comprehensive income related to derivatives classified as cash flow hedges held by the Company during the reported years:

	Year Ended
	December 31,
	2011	2010
	U.S. $ in thousands
Balance at beginning of year	469	-
Unrealized gains from derivatives, net of tax	148	469
Reclassifications into earnings from other comprehensive income	(1,042)	-
Balance at end of year	(425)	469

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2011, the Company expects to reclassify all of the net gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2011 and December 31, 2010 is summarized below:

		Fair value of derivatives instruments
		December 31,
	Balance sheet location	2011	2010
Derivative assets:		U.S. $ in thousands

Foreign exchange option contracts		(316)	-
Foreign exchange forward contracts		374	950

		58	950
Derivative assets	Other receivables	785	950
Derivative liabilities	Other payables	(727)	-

Enterprise-Wide Disclosure	12 Months Ended
Dec. 31, 2011
Enterprise-Wide Disclosure [Abstract]
Enterprise-Wide Disclosure
NOTE 14 – ENTERPRISE-WIDE DISCLOSURE:

a.
The Company's management evaluates the performance of its business and concluded that its unified business is conducted globally by front-end units (product and services offering) and back-end units (research and development). Accordingly the Company concluded that it has one operating segment.

b.	Revenues by geographic market were as follows::

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands

Revenues:
U.S	123,606	110,724	112,739
Israel	25,688	24,621	21,284
International*	86,746	72,029	58,370
Total revenues	236,040	207,374	192,393

* The international geographic market includes revenues from customers in Europe	50,888	41,341	39,296

c.	Property, Plant and Equipment by geographical location were as follows:

	Depreciated
	balance at
	December 31
	2011	2010
	U.S. $ in thousands

Israel	15,602	14,384
U.S.	1,689	488
International	295	198
	17,586	15,070

d.	Revenues from customer exceeding 10% of total revenues:

In the years ended December 31, 2011, 2010 and 2009, no customer generated revenues in excess of 10% of the Group's total revenues.

Selected Income Statement Data	12 Months Ended
Dec. 31, 2011
Selected Income Statement Data [Abstract]
Selected Income Statement Data
NOTE 15 – SELECTED INCOME STATEMENT DATA:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
a. Financial income (expenses):
Gains on derivative financial instruments – net	406	1,061	398
Non-dollar currency gains (losses) – net	(187)	(375)	1,054
Interest income	2,061	3,316	693
Interest and bank commissions expense	(452)	(493)	(388)
	1,828	3,509	1,757

b. Other (income) expenses - net:
Loss (gain) on sale of property and equipment	-	21	44
Gains on sale of product line	(216)	(202)	(150)
Gains on sale of capital investment	(545)	-	-
Other non-recurring income	-	-	(48)
	(761)	(181)	(154)

c.
Indirect private placement costs relate to a Private Placement completed in November 2009 that generated $32.9 million dollars proceeds and $1.8 million dollars in indirect expenses for legal, insurance and employees related costs.

d.	Earnings per share ("EPS"):

Following are data relating to the number of shares - basic and diluted used for the purpose of computation of EPS:

	Year ended December 31
	2011	2010	2009
	Number of shares in thousands

Weighted average number of shares issued and outstanding- used in computation of basic earnings per share	24,230	24,102	20,824

Add incremental shares from assumed exercise of options and RSUs	487	413	196
Weighted average number of shares used in computation of diluted earnings per share	24,717	24,515	21,020

For the years ended December 31, 2011, 2010 and 2009 options in the total amount of 281,000, 1,362,514 and 2,991,149, respectively, were not taken into account in computation of diluted earnings per share, because of their anti dilutive effect.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 16 – RELATED PARTY TRANSACTIONS:

1)
On November 19, 2009, the Company entered into a management services agreement (the "Management Agreement"), with certain investors.  Under the Management Agreement, the investors provide management services and advise and provide assistance to the Company management concerning the Company's affairs and business.  The investors are required to devote an aggregate amount of 700 hours per each 12-month period during the term of the Management Agreement, allocated among the investor group members.

In consideration for the performance of the management services, the Company will pay to the investors an aggregate annual management services fee in the amount of $240,000, plus value added tax pursuant to applicable law, which is allocated among the investor group members at their discretion. The management services fee is payable quarterly in arrears. The Company also reimburses the investors for reasonable out-of-pocket expenses incurred by them in connection with the management services.

The Management Agreement has an initial term of five years and will be automatically renewed for additional successive one-year terms, unless terminated for any reason by any party during any renewal period, upon thirty days' advance written notice to the other party prior to expiration of the relevant renewal term.

2)
Concurrently with the execution of the private placement agreements with the investors on September 3, 2009, the Company entered into a separation agreement with the Company's former CEO for the termination of his services.  The termination date was December 31, 2009.  Pursuant to the separation agreement, on the termination date, the Company paid $333,000, representing five months of management fees and a termination bonus, and released the moneys accumulated in the various employee funds maintained by us for the former CEO, which relate to the period he was the Company's employee.  Pursuant to the separation agreement, the Company also paid the annual bonus for the year 2009 and committed to pay the monthly fee during the six-month post-termination period. Our former CEO agreed to extend the non-competition and non-solicitation period under the management agreement from one year to four years in exchange for a payment of $400,000.

Pursuant to the separation agreement, upon the closing of the private placement, the former CEO's stock options became fully exercisable until their respective expiration dates. For four years following termination, the Company's former CEO is required to grant the Company's chairman of the board a voting proxy with respect to his ordinary shares, to the extent that they constitute more than 2.0% of the outstanding ordinary shares.